SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Services [Member] USD ($)	Dec. 31, 2014 Cost of Services [Member] CNY	Dec. 31, 2013 Cost of Services [Member] USD ($)	Dec. 31, 2013 Cost of Services [Member] CNY	Dec. 31, 2012 Cost of Services [Member] USD ($)	Dec. 31, 2012 Cost of Services [Member] CNY	Dec. 31, 2014 Sales and marketing [Member] USD ($)	Dec. 31, 2014 Sales and marketing [Member] CNY	Dec. 31, 2013 Sales and marketing [Member] USD ($)	Dec. 31, 2013 Sales and marketing [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] USD ($)	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2014 General and administrative [Member] USD ($)	Dec. 31, 2014 General and administrative [Member] CNY	Dec. 31, 2013 General and administrative [Member] USD ($)	Dec. 31, 2013 General and administrative [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2014 Service development expenses [Member] USD ($)	Dec. 31, 2014 Service development expenses [Member] CNY	Dec. 31, 2013 Service development expenses [Member] USD ($)	Dec. 31, 2013 Service development expenses [Member] CNY	Dec. 31, 2012 Service development expenses [Member] USD ($)	Dec. 31, 2012 Service development expenses [Member] CNY	Dec. 31, 2014 Employees [Member] CNY	Dec. 31, 2013 Employees [Member] CNY	Dec. 31, 2012 Employees [Member] CNY	Dec. 31, 2014 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2014 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2014 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2013 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2012 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2014 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2013 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2014 Directors [Member] CNY	Dec. 31, 2013 Directors [Member] CNY	Dec. 31, 2012 Directors [Member] CNY	Dec. 31, 2014 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2014 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2014 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2013 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2012 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2014 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2013 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2014 Consultants [Member] CNY	Dec. 31, 2013 Consultants [Member] CNY	Dec. 31, 2012 Consultants [Member] CNY	Dec. 31, 2014 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2014 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2014 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2013 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2012 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2014 Consultants [Member] Service development expenses [Member] CNY	Dec. 31, 2013 Consultants [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Consultants [Member] Service development expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 14,493	89,922	$ 1,219	7,561	$ 2,209	13,704	$ 238	1,478	$ 18	113	$ 36	222	$ 1,067	6,619	$ 63	390	$ 126	780	$ 11,406	70,770	$ 996	6,178	$ 1,755	10,892	$ 1,782	11,055	$ 142	880	$ 292	1,810	82,136	7,561	13,704	1,478	113	222	6,619	390	780	62,984	6,178	10,892	11,055	880	1,810	7,786									7,786